Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
5.	Goodwill and Intangible Assets
As of September 30, 2022 and December 31, 2021, the Company had recorded goodwill of $
13.5
 million. The Company performed a qualitative test for goodwill impairment during the fourth quarter of 2021. Based upon the results of the qualitative testing, the Company concluded that it is more-likely-than-not
that the fair value of the Company’s goodwill was in excess of the carrying value and therefore performing the first step of the two-step
impairment test was unnecessary. The conclusion has not changed as of September 30, 2022 and no
goodwill impairment was recognized for the nine months ended September 30, 2022 and 2021.
The Company’s intangible assets, excluding goodwill, are composed of patent rights, acquired technology, acquired licenses, and assembled workforce. Amortization of the intangible assets that have finite useful lives is generally recorded on a straight-line basis over their useful lives.
A summary of the Company’s identifiable intangible assets as of September 30, 2022 and December 31, 2021 is as follows (in thousands):

	Nine months ended September 30, 2022
	Gross carrying amount	Accumulated amortization	Intangibles, net
Patent rights	$32,630	$12,871	$19,759
Acquired technology	21,940	5,851	16,089
Acquired licenses	5,711	92	5,619
Assembled workforce	500	350	150

Total intangible assets	$60,781	$19,164	$41,617

	December 31. 2021
	Gross carrying amount	Accumulated amortization	Intangibles, net
Patent rights	$32,630	$11,239	$21,391
Acquired technology	21,940	4,754	17,186
Assembled workforce	500	275	225

Total intangible assets	$55,070	$16,268	$38,802

On June 14, 2022, the Company entered into Romeg License Agreement to acquire an exclusive license to use GLOPERBA from Romeg (see Note 3). The Company determined the acquisition of licenses to be an asset acquisition. The fair value of consideration transferred of $
5.7
 million was assigned to acquired licenses with an amortization period of approximately
15
years.
As of September 30, 2022, the weighted average remaining life for identifiable intangible assets was
10.6

years. Aggregate amortization expense was $
2.9

million and $
2.8
 million for the nine months ended September 30,

2022 and 2021, respectively. Patent rights and acquired technology are amortized over a
15-year
period. Assembled workforce is amortized over a
5-year
period.

Estimated future amortization expense related to intangible assets at September 30, 2022 is as follows (in tho us
ands):

Year ended December 31,	Amount
2022 (remaining three months)	$1,027
2023	$4,106
2024	$4,031
2025	$4,006
2026	$4,006
Thereafter	$24,441
Total	$41,617

7.	Goodwill and Intangible Assets
As of December
31
,
2021
and
2020
, the Company had recorded goodwill of $
13.5
 million. The Company performed a qualitative test for goodwill impairment during the fourth quarter of
2021
. Based upon the results of the qualitative testing, the Company concluded that it is more-likely-than-not
that the fair value of the Company’s goodwill was in excess of the carrying value and therefore performing the first step of the two-step
impairment test was unnecessary.
No
goodwill impairment was recognized for the years ended December
31
,
2021
,
2020
, and
2019
.

The
 Company’s intangible assets, excluding goodwill, are composed of patent rights, acquired technology and assembled workforce. Amortization of the intangible assets that have finite useful lives is generally recorded on a straight-line basis over their useful lives.
A summary of the Company’s identifiable intangible assets as of December 31, 2021 and 2020 is as follows (in thousands):

	December 31, 2021
	Gross carrying amount	Accumulated amortization	Intangibles, net
Patent rights	$32,630	$11,239	$21,391
Acquired technology	21,940	4,754	17,186
Assembled workforce	500	275	225

Total intangible assets	$55,070	$16,268	$38,802

	December 31, 2020
	Gross carrying amount	Accumulated amortization	Intangibles, net
Patent rights	$32,630	$9,064	$23,566
Acquired technology	21,940	3,291	18,649
Assembled workforce	500	175	325

Total intangible assets	$55,070	$12,530	$42,540
As of December
31
,
2021
, the weighted average remaining life for identifiable intangible assets is
10.6
 years. Aggregate amortization expense was $
3.7
 million for each of the years ended December
31
,
2021
,
2020
, and
2019
. Patent rights and acquired technology are amortized over a
15-year
period. Assembled workforce is amortized over a
5-year
period.
Estimated future amortization expense related to intangible assets at December 31, 2021 is as follows (in thousands):

Year Ending December 31,	Amount
2022	$3,738
2023	3,738
2024	3,663
2025	3,638
2026	3,638
Thereafter	20,387

Total	$38,802
No
impairment charges related to intangible assets were recorded during the years ended
December 31, 2021 and 2020.